Share-based Payment Arrangements - Summary of Options Granted Priced Using Binomial Option Pricing Model (Detail)	1 Months Ended								3 Months Ended
	Dec. 31, 2020 yr $ / shares	Sep. 30, 2017 yr $ / shares	Jul. 31, 2016 yr $ / shares	Jul. 31, 2015 yr $ / shares	Jul. 31, 2014 yr $ / shares	Jul. 31, 2013 yr $ / shares	Jul. 31, 2012 yr $ / shares	Jul. 31, 2011 yr $ / shares	Mar. 31, 2021 yr $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date share price	$ 2.22	$ 1.28	$ 2.26	$ 1.88	$ 1.36	$ 1.36	$ 1.25	$ 0.80
Exercise price	$ 2.06	$ 1.28	$ 2.26		$ 1.36		$ 0.80
Expected volatility	66.25%	38.33%	39.34%	36.37%	50.86%	50.58%	52.25%
Expected life | yr	10	10	10	10	10	10	10	10	10
Risk-free interest rate	0.92%	1.10%	1.46%	2.43%	2.58%	2.50%	1.61%
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date share price									$ 2.35
Exercise price				$ 1.36		$ 0.80		$ 0.20	$ 2.35
Expected volatility								54.26%	59.99%
Risk-free interest rate								2.96%	1.07%
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date share price									$ 4.12
Exercise price				$ 1.88	$ 1.36			$ 0.80	$ 4.12
Expected volatility								54.44%	64.92%
Risk-free interest rate								(3.22%)	(1.69%)